Other Assets	3 Months Ended
Mar. 31, 2023
Jet Token, Inc. [Member]
Other Assets

NOTE 3 – OTHER ASSETS

Other assets consisted of the following:

	March 31, 2023	December 31, 2022	December 31, 2021
Aircraft Deposit	$-	$-	$350,000
Deposits	58,226	73,226	13,714
Lease Maintenance Reserve	689,750	689,750	689,750
Lease Financing Costs	-	-	69,325
Total Other Assets	$747,976	$762,976	$1,122,789

During 2020, the Company entered and executed an Aircraft purchase agreement with certain terms and conditions under which it made two payments in the amounts of $450,000 and $150,000 as purchase deposits for Aircrafts. The terms of the agreement specify that $250,000 of this amount shall be considered nonrefundable. During the year ended December 31, 2021, $250,000 of this amount was applied to the lease maintenance reserve required under the aircraft lease discussed in Note 5.

The Company also entered and executed an Aircraft management and charter service agreement. The Company made an operating deposit of $50,000 into a segregated operating account as part of the service agreement. The Company is to maintain a $50,000 operating deposit for the length of the agreement.